Earnings Per Share (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	May. 27, 2014	Aug. 30, 2013	Dec. 31, 2014	May. 07, 2014
Earnings Per Share [Abstract]
Issuance of stock at the separation and distribution, shares		46,743,316
Stock repurchase program, approved amount				$ 50
Stock repurchase program, shares acquired	1,040,636		1,056,689
Stock repurchase program, average price per share	$ 48.07